Cash, Cash Equivalents, and Restricted Cash (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of Cash, Cash Equivalents Restricted Cash and Restricted Cash Equivalents
Cash, cash equivalents, and restricted cash consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
	(Unaudited)
Cash	$25,098	$1,335
Cash equivalents:
Money market funds .	4,995	1,104
Restricted cash:
Certificates of deposit .	547	289

Total cash, cash equivalents, and restricted cash	$30,640	$2,728

Cash, cash equivalents, and restricted cash consisted of the following (in thousands):

	December 31,
	2020	2019
Cash	$1,335	$201
Cash equivalents:
Money market funds	1,104	25,198
Restricted cash:
Certificates of deposit	289	583

Total cash, cash equivalents, and restricted cash	$2,728	$25,982